Equity - Schdeule of Issued and Outstanding Capital (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EQUITY:
Balance, shares	22,236,368	16,640,446
Balance	$ 233,167
Issuance of shares - exercise of options, shares	246,262
Issuance of shares - exercise of options	$ 9,850
Balance, shares	22,482,630	22,236,368
Balance	$ 243,017	$ 233,167